Long Term Debt - Obligations (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Debt Instruments [Abstract]
June 30, 2017	$ 2,050
June 30, 2018	2,050
June 30, 2019	2,050
June 30, 2020	196,800
Total	$ 202,950	$ 203,975